Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Costs [Line Items]
Share-based payments	£ 10,000	£ 1,600	£ 3,900
Total employee benefit expense	15,056	7,025	10,819
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	3,203	3,391	4,530
Social security costs	394	376	516
Pension costs	142	205	210
Share-based payments	7,083	1,181	2,551
Total employee benefit expense	10,822	5,153	7,807
Administrative Expense
Staff Costs [Line Items]
Wages and salaries	1,088	1,247	1,500
Social security costs	159	116	160
Pension costs	41	44	46
Share-based payments	2,946	465	1,306
Total employee benefit expense	£ 4,234	£ 1,872	£ 3,012